UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:     28- 3530
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman             New York, New York        01/31/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        95
                                               -------------

Form 13F Information Table Value Total:        $3,491,362
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- --------  ----------------- ---------- -------- -------------------------
                                                             VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000) PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED    NONE
--------------------------------- -------------- --------- --------  --------  --- ---- ---------- -------- ------------------------
ACCENTURE LTD BERMUDA              CL A          G1150G111   30,143  1,044,100 SH          SOLE             1,044,100
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP         COM           018581108   49,114  1,379,600 SH          SOLE             1,379,600
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                           COM           00130H105    5,192    328,000 SH          SOLE               328,000
-----------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                      COM           00845V308   43,352  3,360,600 SH          SOLE             3,360,600
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC            COM           026874107   92,475  1,355,337 SH          SOLE             1,355,337
-----------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC                        COM           052800109  120,908  2,662,000 SH          SOLE             2,662,000
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP          COM           008252108   11,420    142,300 SH          SOLE               142,300
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP                CL A          029912201   21,794    804,200 SH          SOLE               804,200
-----------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC                  COM           011589108   17,812    957,100 SH          SOLE               957,100
-----------------------------------------------------------------------------------------------------------------------------------
ATLAS AMER INC                     COM           049167109   37,036    615,008 SH          SOLE               615,008
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                COM           025816109      468      9,100 SH          SOLE                 9,100
-----------------------------------------------------------------------------------------------------------------------------------
AXIS CAPITAL HOLDINGS              SHS           G0692U109   18,471    590,500 SH          SOLE               590,500
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION        COM           060505104   21,391    463,500 SH          SOLE               463,500
-----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC                   COM           074002106    8,701  1,107,000 SH          SOLE             1,107,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                      COM           172967101   16,953    349,333 SH          SOLE               349,333
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC            COM           204912109   38,116  1,352,100 SH          SOLE             1,352,100
-----------------------------------------------------------------------------------------------------------------------------------
CAE INC                            COM           124765108    1,867    254,700 SH          SOLE               254,700
-----------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC                COM           14149Y108   23,636    343,800 SH          SOLE               343,800
-----------------------------------------------------------------------------------------------------------------------------------
CBS CORP                           CL B          124857202   19,967    783,000 SH          SOLE               783,000
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                        COM           13321L108   51,688    815,400 SH          SOLE               815,400
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                       COM           151313103   45,061  2,612,255 SH          SOLE             2,612,255
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                   CL A SPL      20030N200   22,682    882,900 SH          SOLE               882,900
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP                    COM           125896100    1,000     68,900 SH          SOLE                68,900
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                    COM           141705103   16,588    320,300 SH          SOLE               320,300
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                    COM NEW           208464883   62,668  2,704,700 SH          SOLE             2,704,700
-----------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC                  COM           20854P109   41,116    630,800 SH          SOLE               630,800
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC           COM           170032809   14,787    739,000 SH          SOLE               739,000
-----------------------------------------------------------------------------------------------------------------------------------
CSX CORP                           COM           126408103    9,012    177,500 SH          SOLE               177,500
-----------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                        COM           152312104   21,132    295,600 SH          SOLE               295,600
-----------------------------------------------------------------------------------------------------------------------------------
DEERE & CO                         COM           244199105   64,691    949,800 SH          SOLE               949,800
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW        CL A          278762109   66,289  2,439,800 SH          SOLE             2,439,800
-----------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILLING IN       COM           25271C102   18,273    262,700 SH          SOLE               262,700
-----------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                        COM           260543103   36,309    828,600 SH          SOLE               828,600
-----------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                         COM           23918K108   29,883    590,100 SH          SOLE               590,100
-----------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                        COM           292505104      957     21,200 SH          SOLE                21,200
-----------------------------------------------------------------------------------------------------------------------------------
EMBRAER-EMPRESA
 BRASILEIRA D           SP ADR PFD SHS           29081M102   26,518    678,200 SH          SOLE               678,200
-----------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP             COM           269246104   31,196  1,495,500 SH          SOLE             1,495,500
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC        COM           00763M108   44,642  1,068,000 SH          SOLE             1,068,000
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO      CL B           35671D857   29,447    547,334 SH          SOLE               547,334
-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                    COM           319963104    5,613    130,500 SH          SOLE               130,500
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP           COM           313400301   81,152  1,241,800 SH          SOLE             1,241,800
-----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP                       COM           401698105   38,597    596,100 SH          SOLE               596,100
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                COM           369604103    1,486     42,400 SH          SOLE                42,400
-----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW             COM           38388F108    2,332    248,100 SH          SOLE               248,100
-----------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC                  COM           413619107    9,888    138,700 SH          SOLE               138,700
-----------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP                 COM           432848109   55,357  2,296,000 SH          SOLE             2,296,000
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                       COM           427056106   19,888  1,760,000 SH          SOLE             1,760,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS       COM           459200101   33,192    403,800 SH          SOLE               403,800
-----------------------------------------------------------------------------------------------------------------------------------
JANUS CAP GROUP INC                COM           47102X105      712     38,200 SH          SOLE                38,200
-----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                    COM           492386107   88,531    974,369 SH          SOLE               974,369
-----------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC             COM           494580103   42,239  1,639,700 SH          SOLE             1,639,700
-----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                          COM           55262L100   77,836  2,866,900 SH          SOLE             2,866,900
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                         COM           500255104   52,605  1,082,400 SH          SOLE             1,082,400
-----------------------------------------------------------------------------------------------------------------------------------
LIFEPOINT HOSPITALS INC            COM           53219L109    9,259    246,900 SH          SOLE               246,900
----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                     COM           580135101  114,301  3,389,700 SH          SOLE             3,389,700
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                   COM           02209S103   56,989    762,700 SH          SOLE               762,700
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                     COM           594918104   81,251  3,107,100 SH          SOLE             3,107,100
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                 COM NEW           617446448   16,999    299,600 SH          SOLE               299,600
-----------------------------------------------------------------------------------------------------------------------------------
NORTHSTAR REALTY FIN CORP          COM           66704R100    4,761    467,200 SH          SOLE               467,200
-----------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                         CL A           65248E104   75,142  4,832,300 SH          SOLE             4,832,300
-----------------------------------------------------------------------------------------------------------------------------------
NEXEN INC                          COM           65334H102   19,566    410,800 SH          SOLE               410,800
-----------------------------------------------------------------------------------------------------------------------------------
PETRO-CDA                          COM           71644E102   29,126    725,800 SH          SOLE               725,800
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC              CL A           761195205   18,951  1,111,500 SH          SOLE             1,111,500
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                     ORD           G90078109  125,114  1,795,300 SH          SOLE             1,795,300
-----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC AWYS HLDGS INC            COM           760276105    7,828    515,000 SH          SOLE               515,000
-----------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC                    COM           778296103   63,713  2,204,600 SH          SOLE             2,204,600
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP             COM FON           852061100   71,899  3,077,868 SH          SOLE             3,077,868
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE CORP INTL                  COM           817565104   58,162  7,110,300 SH          SOLE             7,110,300
-----------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD              ORD           G7885T104   37,463  1,526,000 SH          SOLE             1,526,000
-----------------------------------------------------------------------------------------------------------------------------------
SPIRIT FIN CORP                    COM           848568309   47,041  4,144,600 SH          SOLE             4,144,600
-----------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP             CL A           80874P109   66,089  2,422,600 SH          SOLE             2,422,600
-----------------------------------------------------------------------------------------------------------------------------------
SHIRE PLC                SPONSORED ADR           82481R106    9,698    250,000 SH          SOLE               250,000
-----------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY                      COM           816851109   16,322    364,000 SH          SOLE               364,000
-----------------------------------------------------------------------------------------------------------------------------------
SASOL LTD                SPONSORED ADR           803866300    2,092     58,700 SH          SOLE                58,700
-----------------------------------------------------------------------------------------------------------------------------------
TAL INTL GROUP INC                 COM           874083108   14,767    715,100 SH          SOLE               715,100
-----------------------------------------------------------------------------------------------------------------------------------
21ST CENTY HLDG CO                 COM           90136Q100    5,485    320,600 SH          SOLE               320,600
-----------------------------------------------------------------------------------------------------------------------------------
TALBOTS INC                        COM           874161102    2,952    106,100 SH          SOLE               106,100
-----------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC                COM           87425E103   10,810    204,000 SH          SOLE               204,000
-----------------------------------------------------------------------------------------------------------------------------------
TOWER GROUP INC                    COM           891777104    3,750    170,600 SH          SOLE               170,600
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                    COM           887317105   58,597  3,359,900 SH          SOLE             3,359,900
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                           COM           873168108  103,632  2,064,800 SH          SOLE             2,064,800
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM           902124106  173,252  6,003,191 SH          SOLE             6,003,191
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                        CL B           925524308   62,931  1,930,400 SH          SOLE             1,930,400
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW               COM          929903102    1,036     19,600 SH          SOLE                19,600
-----------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD INTERNATIONAL LT       COM           G95089101    6,516    180,000 SH          SOLE               180,000
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                      COM           94973V107  161,607  2,025,400 SH          SOLE             2,025,400
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC                COM           931142103      987     21,100 SH          SOLE                21,100
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW         COM           912909108    9,614    200,000 SH          SOLE               200,000
-----------------------------------------------------------------------------------------------------------------------------------
XL CAP LTD                         CL A          G98255105   19,830    294,300 SH          SOLE               294,300
-----------------------------------------------------------------------------------------------------------------------------------
XEROX CORP                         COM           984121103   17,857  1,218,900 SH          SOLE             1,218,900
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                   SPONSORED ADR           055622104   34,204    532,600 SH          SOLE               532,600
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO        SPONS ADR A           780259206   61,219    995,600 SH          SOLE               995,600
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL S A                SPONSORED ADR           89151E109   58,207    460,500 SH          SOLE               460,500
-----------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PCL NEW   SPONSORED ADR           92857W100   16,111    750,400 SH          SOLE               750,400
-----------------------------------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE PLC      SPONSORED ADR           37733W105   14,049    278,300 SH          SOLE               278,300
-----------------------------------------------------------------------------------------------------------------------------------